Schedule of Property and Equipment (Details) - USD ($)	Jul. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 131,060	$ 129,152
Less: accumulated depreciation		(113,416)	(107,264)
Property and equipment, net	$ 14,410	17,644	21,888
Geology Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		91,328	89,420
Vehicles and Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		37,592	37,592
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 2,140	$ 2,140